Corporate Information and Continuing Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Corporate Information and Continuing Operations [Abstract]
CORPORATE INFORMATION AND CONTINUING OPERATIONS
1.	CORPORATE INFORMATION AND CONTINUING OPERATIONS
Business
InMed Pharmaceuticals Inc. (“InMed” or the “Company”) was incorporated in the Province of British Columbia on
May 19, 1981
, under the Business Corporations Act of British Columbia. InMed is a pharmaceutical drug development company with a pipeline of proprietary small molecule drug candidates targeting the treatment of diseases with high unmet medical needs as well as developing proprietary manufacturing approaches to produce and sell bulk rare cannabinoids as ingredients for various market sectors.
The Company’s shares are listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “INM”. InMed’s office and principal place of business is located at Suite 1445, 885 West Georgia Street, Vancouver, B.C., Canada, V6C 3E8.
Going Concern
In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic
205-40),
the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.
Through March 31, 2026, the Company has funded its operations primarily with proceeds from the sale of the Company’s common shares. The Company has incurred recurring losses and negative cash flows from operations since its inception, including net losses of approximately $6.7 million and $6.4 million for each of the nine months ended March 31, 2026 and 2025. In addition, the Company had an accumulated deficit of approximately $124 million as of March 31, 2026. The Company expects to continue to generate operating losses for the foreseeable future.
As of the issuance date of these condensed consolidated quarterly financial statements, the Company expects its cash, cash equivalents and short-term investments of approximately $5.2 million as of March 31, 2026 will be sufficient to fund its operating expenses and capital expenditure requirements into the fourth quarter of calendar 2026, depending on the level and timing of our operating expenses. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.
The Company expects to continue to seek additional funding through potential strategic and/or transformative corporate opportunities and transactions, which may include collaborating or partnering with other companies, an acquisition or sale of the company, asset sales or acquisitions, licensing of intellectual property, among others, while continuing to seek additional funding through equity or debt financings and/or from other capital sources. The Company may not be successful in identifying or consummating any such transaction or obtaining the financing that it needs to fund its operations on acceptable terms, or at all, and the terms of any transaction and/or financing the Company is able to consummate may adversely affect the holdings or the rights of its existing shareholders and/or the value and trading price of its shares.
In connection with the Company’s assessment of going concern considerations in accordance with
Subtopic 205-40,
management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be for a period of one year from the issuance of these financial statements. These condensed consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts of classification of liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.

1.	CORPORATE INFORMATION AND CONTINUING OPERATIONS
Business
InMed Pharmaceuticals Inc. (“InMed” or the “Company”) was incorporated in the Province of British Columbia on May 19, 1981 under the Business Corporations Act of British Columbia. InMed is a pharmaceutical drug development company with a pipeline of proprietary small molecule drug candidates targeting the treatment of diseases with high unmet medical needs as well as developing proprietary manufacturing approaches to produce and sell bulk rare cannabinoids as ingredients for various market sectors.
The Company’s shares are listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “INM”. InMed’s office and principal place of business is located at Suite 1445, 885 West Georgia Street, Vancouver, B.C., Canada, V6C 3E8.
Going Concern
In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic
205-40),
the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
Through June 30, 2025, the Company has funded its operations primarily with proceeds from the sale of Common Shares. The Company has incurred recurring losses and negative cash flows from operations since its inception, including net losses of approximately $8.2 million and $7.7 million for the years ended June 30, 2025 and 2024, respectively. In addition, the Company had an accumulated deficit of approximately $117.2 million as of June 30, 2025. The Company expects to continue to generate operating losses for the foreseeable future.
As of the issuance date of these consolidated annual financial statements, the Company expects its cash, cash equivalents and short-term investments of $11.1 million as of June 30, 2025 will be sufficient to fund its operating expenses and capital expenditure requirements into the fourth quarter of calendar 2026, depending on the level and timing of realizing BayMedica revenues from the sale of bulk rare cannabinoids in the health & wellness sector as well as the level and timing of the Company’s operating expenses. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company expects to continue to seek additional funding through equity financings, debt financings or other capital sources, including collaborations with other companies, government contracts or other strategic transactions. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s existing shareholders.
In connection with the Company’s assessment of going concern considerations in accordance with
Subtopic 205-40,
management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be for a period of one year from the issuance of these financial statements. These consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts of classification of liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.